N-2	Feb. 20, 2023
Cover [Abstract]
Entity Central Index Key	0000922358
Amendment Flag	false
Securities Act File Number	001-11331
Document Type	8-K
Entity Registrant Name	Ferrellgas Partners, L.P.
Entity Address, Address Line One	One Liberty Plaza,
Entity Address, City or Town	Liberty
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64068
City Area Code	816
Local Phone Number	792-1600
Entity Emerging Growth Company	false